INFORMATION BY GEOGRAPHIC AREA	12 Months Ended
Dec. 31, 2022
Disclosure of geographical areas [abstract]
INFORMATION BY GEOGRAPHIC AREA
NOTE 5 - INFORMATION BY GEOGRAPHIC AREA
Property, plant and equipment are reported based on the physical location of the assets:

	At December 31,
(in millions of Euros)	2022	2021
United States	832	811
France	699	653
Germany	269	266
Czech Republic	97	99
Other	120	119
Total	2,017	1,948